Summary of Significant Accounting Policies (Schedule of Goodwill and Acquired Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014		Jan. 31, 2013		Jan. 31, 2012
Goodwill [Line Items]
Goodwill	$ 19,510		$ 20,497		$ 20,651
Changes in Currency Translation and Other	(1,000)		(65)
Purchase Accounting Adjustments for Prior Year Fiscal Acquisitions			(528)	[1]
Acquisitions	13	[2]	439	[2]
Walmart U.S.
Goodwill [Line Items]
Goodwill	451		443		439
Changes in Currency Translation and Other	0		0
Purchase Accounting Adjustments for Prior Year Fiscal Acquisitions			4	[1]
Acquisitions	8	[2]	0	[2]
Walmart International
Goodwill [Line Items]
Goodwill	18,746		19,741		19,899
Changes in Currency Translation and Other	(1,000)		(65)
Purchase Accounting Adjustments for Prior Year Fiscal Acquisitions			(532)	[1]
Acquisitions	5	[2]	439	[2]
Sam's Club
Goodwill [Line Items]
Goodwill	313		313		313
Changes in Currency Translation and Other	0		0
Purchase Accounting Adjustments for Prior Year Fiscal Acquisitions			0	[1]
Acquisitions	$ 0	[2]	$ 0	[2]

[1]	Fiscal 2013 purchase accounting adjustments primarily relate to the finalization of the purchase price allocation for the fiscal 2012 acquisition of Massmart.
[2]	Goodwill recorded for fiscal 2014 and 2013 acquisitions relates to several acquisitions that are not significant, individually or in the aggregate, to the Company's Consolidated Financial Statements.